Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies
2	Summary of significant accounting policies

Basis of presentation

This summary of significant accounting policies is presented to assist in understanding the Company’s consolidated financial statements and have been consistently applied in the preparation of the financial statements. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company balances, investment and capital, if any, have been eliminated upon consolidation.

Reclassification

Certain amounts in the prior year’s consolidated balance sheet have been reclassified to conform to the current year’s presentation. Specifically, S$180,597 as of March 31, 2025, representing goods delivered to customer sites but pending installation and for which control had not yet been transferred to the customer, has been reclassified from contract assets to inventories, net. The reclassification did not affect total assets, total liabilities, or shareholders’ equity for any period presented.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, estimated useful lives of property and equipment, allowance for slow-moving and obsolete inventories, allowance for credit losses on accounts receivables, determination of the incremental borrowing rate for lease accounting, fair value measurement of financial assets at fair value through profit or loss (FVTPL), revenue recognition, including identification of performance obligations and allocation of transaction price, assessment of valuation allowance for deferred tax assets.

Cash and cash equivalents

The Company considers cash equivalents to be short-term, that are readily convertible to cash and have a maturity of three months or less at the time of purchase. Cash and cash equivalents consist of cash on hand, demand deposit placed with financial institutions, which is unrestricted as to withdrawal and use. Management believes that the banks and other financial institutions are of high credit quality and continually monitors the credit worthiness of these banks and financial institutions.

Accounts receivable, net

Accounts receivable mainly represent amounts due from customers that meet the revenue recognition criteria. These accounts receivables are recorded net of any allowance for credit losses. The Company maintains an allowance for estimated credit losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ financial condition, the receivable amount in dispute, and the current receivables aging and current payment patterns, over the contractual life of the receivable. Forward-looking information is also considered in the evaluation of current expected credit losses. The Company writes off the receivable when it is determined to be uncollectible.

Other current assets

Other current assets primarily consist of deposits, prepayments, interest receivables and other receivables. As of March 31, 2025 and 2026 management believes that the Company’s other current assets are not impaired.

Inventories, net

Inventories are measured at the lower of cost or net realizable value. The cost of inventories is based on the weighted average principle, and includes expenditure incurred in acquiring the inventories and other costs incurred in bringing them to their existing location and condition. Where necessary, allowance is provided for damaged, obsolete and slow-moving items to adjust the carrying value of inventories to the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and estimated costs necessary to be incurred for selling and distribution.

Deferred offering costs

Pursuant to ASC 340-10-S99-1, offering costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, the SEC filing and print related costs.

Upon the consummation of the IPO, the deferred offering costs were reclassified to equity and recorded as a reduction of the gross proceeds from the offering within additional paid-in capital (“APIC”). Any costs that were not directly attributable to the IPO were expensed as incurred in the consolidated statements of operations.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Property and equipment	Expected useful life (Number of years)
Freehold property	50 years
Computer	3 years
Furniture and fittings	10 years
Office equipment	10 years
Motor vehicles	5 years
Leasehold improvements	5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statement of comprehensive income. Expenditures for maintenance and repairs are charged to expense as incurred, while additions renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values.

Right-of-use assets and lease liabilities

On October 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-02. Under this guidance, the Company determines if an arrangement is a lease or contains a lease at inception, operating lease liabilities are recognized based on the present value of the remaining lease payments, discounted using the discount rate for the lease at the commencement date. As the rate implicit in the lease is not readily determinable for the operating lease, the Company generally uses an incremental borrowing rate based on information available at the commencement date to determine the present value of future lease payments. Operating lease right-of-use (“ROU assets”) assets represent the Company’s right to control the use of an identified asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are generally recognized based on the amount of the initial measurement of the operating lease liabilities. Lease expense is recognized on a straight-line basis over the lease term. The Company elected the package of practical expedients permitted under the transition guidance to combine the lease and non-lease components as a single lease component for operating lease associated with the Company’s office space lease, and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of operations and comprehensive loss on a straight-line basis over the lease term.

The Company has an operating lease for office and equipment, including an option to renew which is at the Company’s sole discretion. The renewal to extend the lease term is excluded from the Company’s ROU assets and operating lease liabilities due to uncertainty about its exercise. The Company regularly evaluates the renewal option, and, when it is reasonably certain of exercise, the Company will include the renewal period in its lease term. New lease modifications result in re-measurement of the ROU assets and operating lease liabilities. The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

The operating lease is included in right-of-use assets, net, operating lease liabilities-current and operating lease liabilities-non-current on the consolidated balance sheets.

The Company has elected to not recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less. Lease payments associated with these leases are expensed as incurred.

Impairment of long-lived assets

The Company evaluates the recoverability of its long-lived assets (asset groups), including property and equipment, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Company recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the years ended March 31, 2024, 2025 and 2026, no impairment of long-lived assets was observed and recognized.

Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - other inputs that are directly or indirectly observable in the marketplace.

Level 3 - unobservable inputs which are supported by little or no market activity.

The following table shows an analysis of each class of assets measured at fair value at the end of the reporting period:

	Fair value measurement at the reporting period using
	Quoted prices in active markets for identical instruments (Level 1)	Significant observable input other than quoted prices (Level 2)	Significant unobservable inputs (Level 3)	Total
	S$	S$	S$	S$
As of March 31, 2026
Financial assets:
At fair value through profit or loss
Investment Funds	-	14,604,646	-	14,604,646

As of March 31, 2025
Financial assets:
At fair value through profit or loss
Investment Funds	-	3,448,147	-	3,448,147

As of March 31, 2025 and 2026, the Company held investments classified as Level 2 in the fair value hierarchy. These investments consist of bonds and unit trusts, which are not actively traded on a public exchange but are valued using observable market inputs.

The fair value of the investments is based on valuation information provided by the respective fund managers, brokers, custodians, and pricing service providers. Such valuations are derived from observable market inputs, including quoted prices for similar assets, market interest rates, credit spreads, and net asset values published by the underlying funds. As the valuations are based on observable inputs other than quoted prices for identical instruments in active markets, the investments are classified as Level 2 assets under ASC 820, Fair Value Measurement.

The carrying amounts of cash and cash equivalents, short-term investment, accounts receivable, contract assets, other current assets, accounts payable, contract liabilities and accruals and other payables approximate their fair values because of their generally short maturities.

Provisions

The Company recognizes a provision for reinstatement costs in respect of its leased properties where it has an obligation to restore the premises to their original condition at the expiration or termination of the lease agreements. The provision is recognized when the obligation is incurred and is measured at the present value of the estimated expenditures required to settle the obligation. The estimated costs are based on management’s assessment of the expected restoration activities, current market rates, and other assumptions considered reasonable under the circumstances. The corresponding amount is capitalized as part of the related right-of-use asset or property and equipment, as applicable.

The provision is reviewed at each reporting date and adjusted to reflect the current best estimate of the expenditure required to settle the obligation. Changes in estimates of the timing or amount of the expected cash outflows are recognized prospectively. The unwinding of the discount is recognized as interest expense in the consolidated statements of operations.

Deferred tax assets

Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Valuation allowance is provided against deferred tax assets when we determine that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The Company consider positive and negative evidence to determine whether some portion or all of the deferred tax assets will more-likely-than-not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates we are using to manage the underlying businesses.

The Company believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates. To the extent that there are material differences between these estimates and the actual results, future financial statements will be affected.

Revenue recognition

The Company accounts for its revenue under FASB ASC Topic 606, Revenue from Contracts with Customers. The five-step model defined by FASB ASC Topic 606 requires the Company to:

(1)	identify its contracts with customers;

(2)	identify its performance obligations under those contracts;

(3)	determine the transaction prices of those contracts;

(4)	allocate the transaction prices to its performance obligations in those contracts; and

(5)	recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

Revenues are recognized when persuasive evidence of an arrangement exists, service has occurred, and all performance obligations have been performed pursuant to the terms of the agreement, the sales price is fixed or determinable and collectability is reasonably assured. Based on our assessment, the revenue is recognized at a point in time upon delivery of flooring products and service rendered and there is no unfulfilled obligation that could affect the customer’s acceptance of the services rendered.

Contract assets and contract liabilities

The contract assets primarily relate to the Company’s rights to bill for work completed but not billed at the reporting date. The contract assets are transferred to receivables until subsequent billing phase. The contract liabilities primarily relate to advance billing to customers, for which performance obligation has yet completed.

Employee benefits

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

i)	Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Company pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid.

ii)	Short-term compensated absences

Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date.

Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major clients in financial statements for detailing the Company’s business segments. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a result of the assessment made by the CODM, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

Concentrations and credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, investments and other current assets. As of March 31, 2026, the Company held all of its cash and cash equivalents in financial institutions with high credit ratings and quality in Singapore. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Should any bank holding cash become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash with that bank; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. In Singapore, a depositor has up to S$100,000 insured by Singapore Deposit Insurance Corporation (“SDIC”).

Accounts receivable, net primarily comprise of amounts receivable from customers. The Company’s accounts receivable are short term in nature and the associated risk is minimal. To reduce credit risk, the Company conducts ongoing credit evaluations of the financial condition on its customers and generally does not require collateral or other security. The Company periodically evaluates the creditworthiness of the existing customers in determining the allowance for credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients. Historically, such losses have been within management’s expectations.

For the year ended March 31, 2024, customer A and B accounted for 11.2% and 10.2% of the Company’s total revenue, respectively. For the year ended March 31, 2025, customer A and B accounted for 15.0% and 10.3% of the Company’s total revenue and 7.5% and 16.5% of the company’s total account receivables as of March 31, 2025, respectively. For the year ended March 31, 2026, customer A, B and C accounted for 15.5%, 10.6% and 6.3% of the Company’s total revenue and 9.2%, 24.9% and 17.5% of the Company’s total account receivables as of March 31, 2026, respectively.

For the year ended March 31, 2024, vendor B and C accounted for 10.6% and 41.5% of the Company’s total purchases, respectively. For the year ended March 31, 2025, vendor A and C accounted for 12.0% and 48.9% of the Company’s total purchases and nil% and 55.9% of the Company’s total account payables as of March 31, 2025, respectively. For the year ended March 31, 2026, vendor A, C, D and E accounted for 18.2%, 39.9%, 11.3% and 3.7% of the Company’s total purchases and 15.4%, 46.1%, nil% and 18.5% of the Company’s total account payables as of March 31, 2026, respectively.

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Foreign currency

The functional currency of SMJ International Holdings Inc. and SMJ Furnishings Inc. is United State Dollars whereas the functional currency of the operating subsidiary, SMJ Furnishings (S) Pte. Ltd. is Singapore Dollars and the consolidated reporting is in Singapore Dollars (“S$”). No cumulative translation adjustment (“CTA”) is presented in equity for the periods shown as management has assessed the impact of foreign currency translation adjustments to be immaterial.

Transactions in currencies other than the reporting or functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statement of operations and comprehensive income (loss) as other income (expense).

Translations of the consolidated balance sheet, consolidated statement of income and consolidated statements of cash flows from S$ into US$ as of and for the year ended March 31, 2026 are solely for the convenience of the reader and were calculated at the rate of US$0.7756 = S$1, as set forth in the statistical release of the Federal Reserve System on March 31, 2026. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into US$ at that rate on March 31, 2026, or at any other rate.

Income taxes

The provisions of FASB ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes for the years ended March 31, 2024, 2025 and 2026. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if outstanding stock options, warrants and convertible debt were exercised or converted into ordinary shares. When the Company has a loss, diluted shares are not included as their effect would be anti-dilutive. The Company has no dilutive securities or debt for each of the years ended March 31, 2024, 2025 and 2026.

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. The amendments allow investors to better assess, in their capital allocation decisions, how an entity’s worldwide operations and related tax risks and tax planning and operational opportunities affect its income tax rate and prospects for future cash flows. 5 The other amendments in this Update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Company does not expect ASU 2023-09 will have any material impact to our consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses. The new standard requires entities to disclose additional information about certain expenses, such as purchases of inventory, employee compensation, depreciation, intangible asset amortization, as well as selling expenses included in commonly presented expense captions on the income statement. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Companies have the option to apply this guidance either on a retrospective or prospective basis, and early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its financial statements and related disclosures.

In July 2025, the FASB issued Accounting Standards Update (“ASU”) 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The ASU provides a practical expedient for estimating credit losses on current accounts receivable and current contract assets arising from revenue transactions accounted for under ASC 606. Under the practical expedient, an entity may assume that current economic conditions as of the balance sheet date will remain unchanged over the remaining contractual life of these short-term assets, eliminating the requirement to incorporate separate reasonable-and-supportable forward-looking forecasts for such balances. The ASU is effective for annual reporting periods beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its financial statements and related disclosures.

In December 2025, the FASB also issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements (“ASU 2025-11”). ASU 2025-11 update results in a comprehensive list of interim disclosures and includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The new guidance is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact that this change will have on its consolidated financial statements and disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and cash flows.